18. Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0	R$ 0
Fair value	(36)	(167)
Fair value hedge | Hedge item (debt)
Disclosure of detailed information about hedged items [line items]
Notional value	1,039	1,768
Fair value	989	1,666
Long position (buy)
Disclosure of detailed information about hedged items [line items]
Notional value	1,039	1,768
Fair value	988	1,672
Long position (buy) | Prefixed rate
Disclosure of detailed information about hedged items [line items]
Notional value	127	127
Fair value	125	134
Long position (buy) | US$ + fixed
Disclosure of detailed information about hedged items [line items]
Notional value	692	1,421
Fair value	663	1,362
Long position (buy) | EUR + fixed
Disclosure of detailed information about hedged items [line items]
Notional value	220	220
Fair value	200	176
Short position (sell)
Disclosure of detailed information about hedged items [line items]
Notional value	(1,039)	(1,768)
Fair value	R$ (1,024)	R$ (1,839)